Fair Value of Embedded Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ (155,170)	$ (177,121)
Guaranteed Minimum Withdrawal Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(127,945)	(144,631)
Guaranteed Minimum Accumulation Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(10,518)	(16,594)
Market Value Liability Options
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ (16,707)	$ (15,896)